Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2020
Analysis Of Other Comprehensive Income By Item [Abstract]
Schedule of changes in accumulated other comprehensive income (loss)
Changes in accumulated other comprehensive income (loss), net of taxes, are as follows:

2020				2019
For the years ended December 31,	Balance, beginning of period	Other comprehensiveincome (loss)	Balance, end of period	Balance, beginning of period	Other comprehensive income (loss)	Balance, end of period
Items that may be reclassified subsequently to income:
Unrealized foreign currency translation gains (losses), net of hedging activities	$1,359	$(204)	$1,155	$1,923	$(564)	$1,359
Unrealized gains (losses) on available-for-sale assets	313	319	632	(56)	369	313
Unrealized gains (losses) on cash flow hedges	(7)	(6)	(13)	(21)	14	(7)
Share of other comprehensive income (loss) in joint ventures and associates	(33)	(9)	(42)	(24)	(9)	(33)
Items that will not be reclassified subsequently to income:
Remeasurement of defined benefit plans	(305)	22	(283)	(263)	(42)	(305)
Revaluation surplus on transfers to investment properties	145	—	145	145	—	145
Total	$1,472	$122	$1,594	$1,704	$(232)	$1,472
Total attributable to:
Participating policyholders	$11	$(6)	$5	$14	$(3)	$11
Shareholders	1,461	128	1,589	1,690	(229)	1,461
Total	$1,472	$122	$1,594	$1,704	$(232)	$1,472